N-4	May 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC Variable Annuity Separate Account III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Jun. 28, 2024
Amendment Flag	false
C000154613 [Member]
Prospectus:
Portfolio Company Name [Text Block]	“NYLI” (New York Life Investments)
C000154613 [Member] | Initial Class [Member] | NYLI VP Schroders Mid Cap Opportunities Initial Class or Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Schroders Mid Cap Opportunities – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.83%
C000154613 [Member] | Initial Class [Member] | NYLI VP Dimensional US Equity Initial Class or Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Dimensional U.S. Equity – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.53%
C000154613 [Member] | Service Class [Member] | NYLI VP Schroders Mid Cap Opportunities Initial Class or Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Schroders Mid Cap Opportunities – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	1.08%
C000154613 [Member] | Service Class [Member] | NYLI VP Dimensional US Equity Initial Class or Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Dimensional U.S. Equity – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.78%
C000154614 [Member]
Prospectus:
Portfolio Company Name [Text Block]	“NYLI” (New York Life Investments)
C000154614 [Member] | Initial Class [Member] | NYLI VP Schroders Mid Cap Opportunities Initial Class or Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Schroders Mid Cap Opportunities – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.83%
C000154614 [Member] | Initial Class [Member] | NYLI VP Dimensional US Equity Initial Class or Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Dimensional U.S. Equity – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.53%
C000154614 [Member] | Service Class [Member] | NYLI VP Schroders Mid Cap Opportunities Initial Class or Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Schroders Mid Cap Opportunities – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc.
Current Expenses [Percent]	1.08%
C000154614 [Member] | Service Class [Member] | NYLI VP Dimensional US Equity Initial Class or Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Dimensional U.S. Equity – Initial Class or Service Class
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.78%